Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts Receivable, Net
4	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	152,868	165,254	23,276
Allowance for credit losses	(42,914)	(38,396)	(5,408)

	109,954	126,858	17,868

The movements in the allowances for doubtful accounts and credit losses were as follows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Balance at the beginning of the year	24,215	39,166	42,914	6,044
Adoption of ASC 326	11,358	—	—	—
Provisions/(Reversals)	3,593	3,748	(4,518)	(636)

Balance at the end of the year	39,166	42,914	38,396	5,408

For the year ended December 31, 2023, the Group recorded a specific provision for credit losses of RMB2,632 (US$371) for two customers assessed individually with different economic characteristics than the general pool of accounts receivable.